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                       SUPPLEMENT DATED JANUARY 2, 2001 TO

                        PROSPECTUS DATED MAY 1, 2000, FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                           NATIONWIDE VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE DECEMBER 18, 2000, ALL REFERENCES IN YOUR PROSPECTUS TO NEUBERGER BERMAN GUARDIAN TRUST ARE CHANGED TO NEUBERGER BERMAN GUARDIAN FUND - TRUST CLASS.

2. EFFECTIVE DECEMBER 18, 2000, ALL REFERENCES IN YOUR PROSPECTUS TO NEUBERGER BERMAN PARTNERS TRUST ARE CHANGED TO NEUBERGER BERMAN PARTNERS FUND - TRUST CLASS.














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